Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2015
Penn Series Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: EMERGING MARKETS EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Emerging Markets Equity Fund (the “Fund”) is to seek to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities located in emerging market countries. For this Fund, an issuer is considered to be located in an emerging market country if, at the time of investment: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be from more than one emerging market country. The Sub-Adviser will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company.

The Sub-Adviser considers emerging market countries to be countries that major international financial institutions, such as the World Bank, or the Fund’s benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Allocation of the Fund’s investments will depend upon the relative attractiveness of emerging countries and particular issuers. There are no prescribed limits on the geographic distribution of the Fund’s investments.

Currently, investing in issuers in many emerging countries is not feasible or may involve unacceptable political risks. The Fund emphasizes investment in those emerging countries whose economies are developing strongly and whose markets are becoming more sophisticated.

The Sub-Adviser seeks to maximize returns by investing in growth-oriented equity securities of emerging country issuers. The Sub-Adviser combines top-down country criteria to allocate the Fund’s assets among countries (based on relative economic, political and social fundamentals, stock valuations, and investor sentiment) with bottom-up fundamental analysis of issuers (seeking to identify issuers with strong earnings growth potential). Portfolio securities are typically sold when any one or more of these assessments materially changes. The Sub-Adviser attempts to manage the overall risk of its investments through its emphasis on thorough macroeconomic and fundamental research.

The Fund invests primarily in equity securities, including common stocks and convertible securities. The Fund may invest in securities of micro-, small- and medium-capitalization companies. The Fund may invest in derivative instruments, principally futures, options, swaps and forward foreign currency exchange contracts. The Fund principally uses these derivative instruments for hedging, risk management, portfolio management and to earn income. The Fund may purchase securities of other investment companies. The Fund may invest up to 20% of its total assets in debt securities, including up to 5% of its total assets in non-investment grade debt securities (commonly known as “junk bonds”). The Fund may invest up to 10% of its total assets in foreign real estate companies.

		The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Convertible Securities Risk. The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Corporate Debt Securities Risk.  The possibility that the issuer of a debt security held by the Fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by the Fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Credit Risk.  The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations.

Currency Risk.  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Derivatives Risk.  The possibility that the Fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Sub-Adviser believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk.  The possibility that the stocks of companies located in emerging markets may be more volatile, and less liquid, than the stocks of companies located in the U.S. and developed foreign markets due to political, economic, or regulatory conditions within emerging market countries. In addition, emerging market countries may experience more volatile interest and currency exchange rates, higher levels of inflation and less efficient trading and settlement systems.

Foreign Investment Risk.  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Foreign Real Estate Company Risk.  The possibility that the Fund’s investments in foreign real estate companies may make the Fund more susceptible to the risks associated with real estate investing and the real estate industry in general. Foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Foreign real estate companies have their own expenses, and the Fund will bear a proportionate share of those expenses.

High Yield Bond Risk.  The possibility that the Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.

Interest Rate Risk.  The possibility that the prices of the Fund’s convertible securities will decline due to rising interest rates.

Investment Style Risk.  The possibility that the Fund could underperform if the Fund’s investment style shifts out of favor based on changing market sentiment and conditions.

Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. It also may be difficult for the Fund to purchase a desired investment at an advantageous price under such circumstances.

Market Risk.  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Micro-Cap Securities Risk.  The possibility that the return on the Fund’s investments in micro-cap companies may be less than the return on investments in stocks of larger companies or the stock market as a whole. Stock prices of micro-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Micro-cap companies are followed by relatively few securities analysts, and there tends to be less publicly available information about these companies. Micro-cap companies are more likely to be newly formed or in the early stages of development, depend on a few key employees, and have relatively limited product lines, markets or financial resources compared to larger capitalization companies.

Other Investment Company Risk.  The possibility that investments by the Fund in shares of other investment companies will subject the Fund to the risks associated with those investment companies. Fund shareholders will also indirectly bear a proportionate share of any underlying investment company’s fees and expenses in addition to paying the Fund’s expenses.

Portfolio Turnover Risk.  The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.

Prepayment and Extension Risk.  The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the Fund to invest in fixed income securities with lower interest rates, which may adversely affect the Fund’s performance.

Small- and Mid-Cap Securities Risk.  The possibility that the Fund’s investments in small- and mid-cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid-sized companies, which can include start-up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

U.S. Government Securities Risk.  The possibility that the U.S. government will not provide financial assistance in support of securities issued by certain of its agencies and instrumentalities and held by the Fund if it is not obligated to do because such securities are not issued or guaranteed by the U.S. Treasury. A default by a U.S. government agency or instrumentality could cause the Fund’s share price or yield to fall.

		An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in emerging market equity securities in the hope of achieving capital appreciation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
34.74%	-19.38%
6/30/2009	9/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2014)
Penn Series Emerging Markets Equity Fund | Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.18%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
1 Year	rr_ExpenseExampleYear01	172
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,998
2009	rr_AnnualReturn2009	65.64%
2010	rr_AnnualReturn2010	19.15%
2011	rr_AnnualReturn2011	(18.44%)
2012	rr_AnnualReturn2012	19.61%
2013	rr_AnnualReturn2013	(1.13%)
2014	rr_AnnualReturn2014	(4.91%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.38%)
1 Year	rr_AverageAnnualReturnYear01	(4.91%)
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2008
Penn Series Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for expenses and taxes and is gross of withholding taxes on foreign dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.82%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2008